Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Common stock subject to possible redemption par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock subject to possible redemption shares issued		17,250,000	17,250,000
Common stock subject to possible redemption shares outstanding		17,250,000	17,250,000
Common stock subject to possible redemption values (in Dollars per share)		$ 10.03	$ 10
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Preferred Stock
Statement [Line Items]
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Statement [Line Items]
Common stock subject to possible redemption par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock subject to possible redemption shares issued	17,250,000	17,250,000
Common stock subject to possible redemption shares outstanding	17,250,000	17,250,000	17,250,000
Common stock subject to possible redemption values (in Dollars per share)	$ 10.05	$ 10.03
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	80,000,000	80,000,000	80,000,000
Class B Common Stock
Statement [Line Items]
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	20,000,000	20,000,000	20,000,000
Common stock shares issued	4,312,500	4,312,500
Common stock shares outstanding	4,312,500	4,312,500